Fair Value Measurements (Short-term Investments, Long-term Investments and Long-term Time Deposits) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in financial instruments	$ 702,372,000	$ 744,498,000
Debt investment	$ 21,095,000	21,095,000
Time deposits [Member] | Minimum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Restricted investment maturity period	3 months
Time deposits [Member] | Maximum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Restricted investment maturity period	1 year
Long-term time deposits [Member] | Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value change gain	$ 0	1,800,000
Long-term time deposits [Member] | Minimum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Restricted investment maturity period	1 year
Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in financial instruments	$ 702,400,000	744,500,000
Change in fair value of short-term investments	$ 5,600,000	$ 6,000,000